Common Stock	12 Months Ended
Apr. 30, 2012
Notes to the Financial Statements [Abstract]
Common Stock [Text Block]

Note 6 — Common Stock

(a)	On July 15, 2010, the Company issued 2,500,000 shares of common stock to a non-US person at $0.001 per share for cash proceeds of $2,500.
(b)	On July 15, 2010, the Company issued 250,000 shares of common stock to a non-US at $0.001 per share for cash proceeds of $250.
(c)	On August 3, 2010, the Company issued 250,000 shares of common stock to a non-US person at $0.001 per share for cash proceeds of $250.
(d)	During September and October 2010, the Company issued 1,000,000 shares of common stock to non- US persons at $0.01 per share for cash proceeds of $10,000.
(e)	During the period November 2010 through April 2011, the Company issued 11,600 shares of common stock to non-US persons at $0.25 per share for cash proceeds of $2,900.